Other payables - Share Units (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2021	May 06, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share units granted during the period (in shares)							0
DSUs | DSU Plan for non-employee directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other payables			$ 43,460		$ 43,460		$ 376,565
Minimum Percentage of retainer fee received as DSUs (in %)		50.00%
Period for payments of cash for awards held					10 days
Share units granted during the period (in shares)			0	469,384	2,588,746	874,601
Value of financial liability			$ 43,460		$ 43,460		376,565
Recovery related to share units recognized in general and administrative expenses			306,856	$ 151,084	$ 333,105	$ 273,938
Minimum price for trading of common share					$ 0.0846
PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of financial liability			0		$ 0		1,047
PSUs | Equity Incentive Plan to employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other payables			0		$ 0		$ 1,047
Vesting of share units in the period (in shares)	38,647				3,865
Change in fair value			$ 0	$ (1,507)	$ (1,047)	$ (43,748)
RSUs | Equity Incentive Plan to employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share units granted during the period (in shares)					0